BORROWINGS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
BORROWINGS
8. BORROWINGS

The Group’s bank borrowings consist of the following:

	December 31,
	2017	2018
Short-term bank borrowings	$43,807,350	$34,135,224
Long-term bank borrowings, current portion	29,976,908	4,070,640
Total borrowings, current	73,784,258	38,205,864
Long-term bank borrowings, non-current portion	111,436,292	133,312,370
Total	$185,220,550	$171,518,234

Short-term bank borrowings

The Group’s short-term bank borrowings consist of the following:

	December 31,
	2017	2018
Short-term borrowings guaranteed by Daqo Group and its related parties	$43,807,350	$29,076,000
Short-term borrowings pledged by certificate of deposit	-	5,059,224
Total	$43,807,350	$34,135,224

The weighted average interest rate on the short-term bank borrowing was 5.0%, 5.1% and 5.0% in the years ended December 31, 2016, 2017 and 2018, respectively.

Long-term bank borrowings

The long-term bank borrowings, including current portion, as of December 31, 2017 and 2018 are comprised of:

	December 31,
	2017	2018
Borrowing from Shihezi Rural Cooperative Bank	$-	$17,445,600
Borrowing from Chongqing Rural Commercial Bank	141,413,200	119,937,410
Total	$141,413,200	$137,383,010

On June 25, 2015, Xinjiang Daqo entered into a six-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to renovation and extension project of polysilicon and has a maximum borrowing credit amounted to $96.1 million, with an interest rate of 20% above the five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Daqo Group and four affiliated companies under Daqo Group. On May 30, 2016, an amendment to this credit facility was signed between Xinjiang Daqo and Chongqing Rural Commercial Bank, under which the borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2015, Xinjiang Daqo drew down the maximum borrowing credit of $96.1 million at an interest rate of 5.9%. During the year ended December 31, 2016, Xinjiang Daqo had repaid $13.1 million. During the year ended December 31, 2017, Xinjiang Daqo had repaid $18.4 million. During the year ended December 31, 2018, Xinjiang Daqo has repaid $13.7 million. The outstanding bank borrowing was $50.9 million as of December 31, 2018. Xinjiang Daqo had no facility available for future draw down as of December 31, 2018. There is no financial covenants associated with the facility.

On May 30, 2016, Xinjiang Daqo entered into a seven-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to extension project of polysilicon Phase 3A and has a maximum credit amounted to $76.8 million, with an interest rate of 20% above the five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. As of December 31, 2016, Xinjiang Daqo had drawn down $54.9 million at an interest rate of 5.9%. As of December 31, 2017, Xinjiang Daqo had drawn down the remaining facility $21.9 million at an interest rate of 5.9%. During the year ended December 31, 2018. Xinjiang Daqo has repaid $7.7 million. The outstanding bank borrowing was $69.1million as of December 31, 2018. Xinjiang Daqo had no facility available for future draw down as of December 31, 2018. There is no financial covenants associated with the facility.

On November 1, 2018, Xinjiang Daqo entered into a three-year long term facility agreement with Xinjiang Shihezi Rural Cooperative Bank. Such borrowing is restricted to renovation and extension project of polysilicon and has a maximum borrowing credit amounted to $29.0 million, with an interest rate of 6.2%. Xinjiang Daqo pledged its land use rights and equipment as collaterals for this credit facility. As of December 31, 2018,
Xinjiang Daqo had drawn down
$17.4 million at an interest rate of 6.2% and
the outstanding bank borrowing was $17.4 million as of December 31, 2018. Xinjiang Daqo had $11.6 million facility available for future draw down as of December 31, 2018. There is no financial covenants associated with the facility.

The weighted average interest rate in the years ended December 31, 2016, 2017 and 2018 for the Group’s long-term bank borrowings was 5.7%, 5.9% and 5.9%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2018 are as follows:

Year ending December 31,	Amount
2019	$4,070,640
2020	36,345,000
2021	40,997,160
2022	29,076,000
2023	26,894,210
Total	$137,383,010